SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Related Party Transactions (Policies)	Sep. 30, 2025
December 31, 2024
Related Party Transactions

Related Party Transactions

The Company accounts for related party transactions in accordance with ASC 850, Related Party Disclosures. Related party transactions, balances, and relationships are identified separately in the consolidated financial statements and related notes. Management evaluates all related party transactions for proper accounting, disclosure, and potential conflicts of interest.

September 30, 2025
Related Party Transactions

Related Party Transactions

The Company accounts for related party transactions in accordance with ASC 850, Related Party Disclosures. Transactions with related parties are identified and evaluated for appropriate disclosure and accounting. See Note 6.